Schedule of Notes Payable and Related Parties and Redeemable Common Stock (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Amortization of debt discount	$ 755,457			$ 105,000
Related Party [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2022
Advances	3,847,500
Original issue discount	(1,188,900)
Amortization of debt discount	749,897
Repayments	(262,500)
Balance - September 30, 2023	3,145,997
Current	3,145,997
Long term
Notes Payable One [Member]
Property, Plant and Equipment [Line Items]
Original issue discount	$ (495,400)
Notes Payable One [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date, minimum	April 2023
Debt instrument maturity date	October 2023
Debt instrument maturity date , amended	April 2024
Debt instrument interest rate stated percentage one	10.00%
Debt instrument interest rate stated percentage two	18.00%
Debt instrument collateral	All assets
Balance - December 31, 2022
Advances	1,500,000
Original issue discount	(546,000)
Amortization of debt discount	537,049
Repayments
Balance - September 30, 2023	1,491,049
Current	1,491,049
Long term
Notes Payable Two [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date, minimum	April 2023
Debt instrument maturity date	April 2023
Debt instrument interest rate stated percentage one	5.00%
Debt instrument interest rate stated percentage two	13.00%
Debt instrument collateral	Unsecured
Balance - December 31, 2022
Advances	262,500
Original issue discount	(12,500)
Amortization of debt discount	12,500
Repayments	(262,500)
Balance - September 30, 2023
Current
Long term
Notes Payable Three [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date, minimum	September 2023
Debt instrument maturity date	March 2024
Debt instrument interest rate stated percentage one	10.00%
Debt instrument interest rate stated percentage two	18.00%
Debt instrument collateral	All assets
Balance - December 31, 2022
Advances	600,000
Original issue discount	(495,400)
Amortization of debt discount	81,659
Repayments
Balance - September 30, 2023	186,259
Current	186,259
Long term
Notes Payable Three [Member] | Notes Payable Four To Nine [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date, minimum	July 2023
Notes Payable Three [Member] | Notes Payable Four To Nine [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Notes issuance date, minimum	September 2023
Notes Payable Four To Nine [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate stated percentage one	8.00%
Debt instrument interest rate stated percentage two	18.00%
Debt instrument collateral	All assets
Balance - December 31, 2022
Advances	1,485,000
Original issue discount	(135,000)
Amortization of debt discount	118,689
Repayments
Balance - September 30, 2023	1,468,689
Current	1,468,689
Long term
Notes Payable Four To Nine [Member] | Related Party [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date	September 2023
Notes Payable Four To Nine [Member] | Related Party [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date	November 2023